RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Interest Expense, Related Party	$ 6,120	$ 6,120	$ 24,281	$ 24,347
Accrued Interest Related Parties	135,716		129,596	105,315
Revenue from Related Parties	5,657,027	7,036,301	25,169,182	15,459,061
Wainwright [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	5,700,000	7,000,000.0
Accounts Receivable, Related Parties	1,800,000		2,000,000.0	2,600,000
Expense Waiver Funds Related Party	100,000	300,000	900,000	600,000
Fund Expense Limitation Amount Related Party	100,000	$ 100,000	100,000	100,000
Waivers Payable Related Party	$ 100,000		$ 100,000	$ 400,000